Shareholder Report, Holdings (Details) - C000265503 [Member]	Mar. 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Long Interest Rate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	24.60%	[1]
Long Equities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	38.20%	[1]
Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	37.20%	[1]
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%	[2]
U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%

[1]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[2]	Includes variation margin on futures contracts.